Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interests [Abstract]
Net income attributable to TDS shareholders	$ 153	$ 43	$ 219
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(12)	(16)	(15)
Change in TDS' Capital in excess of par value from U.S. Cellular's repurchase of U.S. Cellular shares	0	1	1
Net transfers (to) from noncontrolling interests	(12)	(15)	(14)
Change from net income attributable to TDS shareholders and transfers (to) from noncontrolling interests	$ 141	$ 28	$ 205
Redeemable noncontrolling interest
Termination date range of mandatorily redeemable noncontrolling interests - begin	2085
Termination date range of mandatorily redeemable noncontrolling interests - end	2092
Settlement value of mandatorily redeemable noncontrolling interests	$ 16
Carrying value of mandatorily redeemable noncontrolling interests	$ 5